Taxation	12 Months Ended
Dec. 31, 2021
Taxation
Taxation

(28)    Taxation

Grifols, S.A. is authorized to file consolidated tax returns in Spain with Grifols Movaco, S.A., Laboratorios Grifols, S.A., Instituto Grifols, S.A., Biomat, S.A., Grifols Viajes, S.A., Grifols International, S.A., Grifols Engineering, S.A., Gripdan Invest, S.L., Araclon Biotech, Aigües Minerals de Vilajuiga, S.A. and VCN Biosciences, S.L. Grifols, S.A., in its capacity as Parent, is responsible for the filing and settlement of the consolidated tax return. Under prevailing tax law, Spanish companies pay 25% tax, which may be reduced by certain deductions.

The North American company Grifols Shared Services North America, Inc. is also authorized to file consolidated tax returns in the USA with Grifols Biologicals Inc., Grifols USA, LLC., Biomat USA, Inc., Grifols Therapeutics Inc., Talecris Plasma Resources, Inc, Interstate Blood Bank, Inc. and Goetech, LLC.. The profits of the companies domiciled in the USA, determined in accordance with prevailing tax legislation, are subject to tax of approximately 22% of taxable income, which may be reduced by certain deductions.

Grifols assesses the effect of uncertain tax treatments and recognizes the effect of the uncertainty on taxable earnings. At 31 of December 2021, the potential obligations deriving from tax claims are properly covered. There are no lawsuits or uncertain tax treatments that are individually material.

(a)	Reconciliation of accounting and taxable income

Details of the income tax expense and income tax related to profit for the year are as follows:

	Thousands of Euros
	31/12/2021	31/12/2020	31/12/2019

Profit before income tax from continuing operations	350,453	878,629	817,103

Tax at 25%	87,613	219,657	204,276
Permanent differences	2,503	(7,181)	6,104
Effect of different tax rates	(8,720)	(30,686)	(22,564)
Tax credits (deductions)	(14,998)	(14,980)	(12,702)
Prior year income tax expense	18,908	517	(3,722)
Other income tax expenses/(income)	(180)	2,312	(2,933)
Total income tax expense	85,126	169,639	168,459

Deferred tax	17,754	43,138	58,275
Current tax	67,372	126,501	110,184
Total income tax expense	85,126	169,639	168,459

The effect of the different tax rates is basically due to a change of country mix in profits

(b)	Deferred tax assets and liabilities

Details of deferred tax assets and liabilities are as follows:

	Thousands of Euros
	Tax effect
	31/12/2021	31/12/2020	31/12/2019

Assets
Provisions	8,387	3,942	6,228
Inventories	47,908	59,129	51,838
Tax credits (deductions)	26,425	57,896	61,476
Tax loss carryforwards	51,750	53,063	36,066
Other	19,993	11,004	6,531
Subtotal, assets	154,463	185,034	162,139
Goodwill	(2,106)	(30,040)	(27,721)
Fixed assets, amortisation and depreciation	3,151	(3,011)	(2,821)
Intangible assets	(3,001)	(2,062)	(8,573)
Subtotal, net liabilities	(1,956)	(35,113)	(39,115)
Deferred assets, net	152,507	149,921	123,024

Liabilities
Goodwill	(272,596)	(215,907)	(194,964)
Intangible assets	(288,819)	(270,145)	(214,993)
Fixed assets	(86,899)	(78,325)	(88,498)
Debt cancellation costs	(61,543)	(66,720)	(65,967)
Subtotal, liabilities	(709,857)	(631,097)	(564,422)
Tax loss carryforwards	2,160	12,024	24,734
Inventories	5,532	1,673	2,408
Provisions	37,671	36,663	39,366
Other	30,510	23,924	34,087
Subtotal, net assets	75,873	74,284	100,595
Net deferred Liabilities	(633,984)	(556,813)	(463,827)

Movement in deferred tax assets and liabilities is as follows:

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2021	31/12/2020	31/12/2019
Balance at 1 January	(406,892)	(340,803)	(291,859)
Movements during the year	(17,754)	(43,138)	(58,275)
Business combination (note 3)	(16,400)	(47,988)	—
Translation differences	(40,431)	25,037	9,331
Balance at 31 December	(481,477)	(406,892)	(340,803)

Detail of assets and liabilities by jurisdiction at 31 December 2021 are as follows:

	USA	Spain	Other	Total
	31/12/2021	31/12/2021	31/12/2021	31/12/2021

Net deferred tax	(578,061)	(17,963)	36,372	(559,652)
Tax credit rigths	—	26,425	—	26,425
Tax loss carryforwards	15,236	4,808	31,706	51,750
	(562,825)	13,270	68,078	(481,477)

Detail of assets and liabilities by jurisdiction at 31 December 2020 are as follows:

	USA	Spain	Other	Total
	31/12/2020	31/12/2020	31/12/2020	31/12/2020

Net deferred tax	(466,961)	(36,298)	(26,616)	(529,875)
Tax credit rigths	—	57,861	35	57,896
Tax loss carryforwards	21,277	4,928	38,882	65,087
	(445,684)	26,491	12,301	(406,892)

Detail of assets and liabilities by jurisdiction at 31 December 2019 are as follows:

	USA	Spain	Other	Total
	31/12/2019	31/12/2019	31/12/2019	31/12/2019

Net deferred tax	(392,040)	(35,117)	(35,921)	(463,078)
Tax credit rigths	54,340	5,162	1,297	60,799
Tax loss carryforwards	—	61,476	—	61,476
	(337,700)	31,521	(34,624)	(340,803)

The Spanish companies have opted to apply accelerated depreciation to certain additions to property, plant and equipment, which has resulted in the corresponding deferred tax liability.

The remaining assets and liabilities recognized in 2021, 2020 and 2019 were recognized in the statement of profit and loss.

Estimated net deferred tax assets to be reversed in a period of less than 12 months amount to Euros 57,183 thousand at 31 December 2021 (Euros 89,750 thousand at 31 December 2020).

The majority of the tax deductions pending application from Spanish companies related mainly to research and development, mature in 18 years. Likewise, the Group estimates that practically the entire amount will be applied in five years.

Tax loss carryforwards pending to be offset derived from the US companies are available for 20 years from their date of origin whilst tax losses carryforwards pending to be offset from Spanish companies registered in the Basque Country are available for 15 years and there is no maturity date for other remaining Spanish companies. The Group estimates that of the total amount of tax credits for tax losses recognized in the balance sheet at 31 December 2021 for an amount of Euros 53,910 thousand, approximately Euros 48,453 thousand will be recovered in a period of less than 5 years.

The Group has not recognized as deferred tax assets the tax effect of the unused tax loss carryforwards of Group companies, which amount to Euros 123,407 thousand (Euros 93,585 thousand at 31 December 2020). The amount of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to Euros 52,119 thousand as of 31 December 2021 (Euros 51,537 thousand as of 31 December 2020).

The commitments from Spanish companies from the reversal of deferred tax related to provisions of investments in subsidiaries are not significant.

(c)	Years open to inspection

Under prevailing legislation, taxes cannot be considered to be definitively settled until the returns filed have been inspected by the taxation authorities, or the prescription period has elapsed.

The main tax audits currently open in the Group are as follows:

●	Certain companies of the Group domiciled in Spain have been subject to an inspection by the Spanish State Tax Administration Agency in relation to Corporate Income Tax for the years 2014, 2015 and 2016 and Value Added Tax for the years 2015 and 2016.

As a result of said procedure, the State Tax Administration Agency has issued assessments containing the results of the inspection, where it is indicated that the treatment of certain transactions and computations mainly related to Transfer Pricing should be adjusted, taking into consideration different interpretations related to the allocation of taxable bases between different jurisdictions. With respect to Corporate Income Tax, the deductibility of certain expenses for the computation of the tax payable has been questioned. These assessments have been signed in conformity by the Group on 8 November 2021. It should be noted that no penalties have been imposed on any of the Group companies for any of the taxes subject to verification.

The results of the inspection did not have a significant impact on the Group’s consolidated financial statements, and the differences determined by the State Tax Administration Agency have been recorded as part of the current tax included under the heading “Current tax liabilities” in the Consolidated Balance Sheet as of 31 December  2021.

If the result of the procedure is considered to be replicable to years not reviewed and open to inspection, the Group has estimated that it is not necessary to record provisions in the consolidated financial statements mainly because the number of transactions that gave rise to the aforementioned assessments has significantly decreased since the years in which they were inspected.

Likewise, having adjusted the allocation of taxable income in accordance with the aforementioned assessments for the purposes of their consideration for the determination of Transfer Pricing, the Group now has a legal right to recover certain amounts from the corresponding Administration, in accordance with the provisions of the European Convention on International Commercial Arbitration with respect to international double taxation. The minimum amount to be recovered, upon which its realization is virtually certain, has been recorded as a non-current receivable included in the caption “other payable” as of 31 December 2021.

●	Grifols Shared Services North America, Inc. and subsidiaries: In 2020 notification of an inspection was received relating to the State Income Tax for the fiscal years 2017 and 2018.

Group management does not expect any significant liability to derive from these inspections.

Based on its experience of the different tax inspections in the different jurisdictions in which Grifols operates, the Group considers it unlikely that there will be a scenario of discrepancy with the taxation authorities that will require significant adjustments to be made to the tax result or to the asset and/or liability balances relating to corporate income tax.